Unsecured Convertible Loan Notes and Derivative Financial Instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 34,666,291
Opening balance	29,895,899
Fair value gain	(34,568,333)	$ (47,977,520)
Ending Balance	32,775,271	34,666,291
Ending Balance	31,668,810	29,895,899
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	28,554,210	0
Initial recognition	0	27,640,052
Costs of issue of convertible notes	0	(43,614)
Interest expense	1,806,365	957,772
Fair value gain	1,587,931	1,428,959
Ending Balance	30,360,575	28,554,210
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	866,278	0
Initial recognition	0	2,359,948
Costs of issue of convertible notes	0	(3,724)
Fair value gain	4,536,546	(1,525,320)
Effect of foreign currency movements	(34,200)	35,374
Ending Balance	$ 5,368,624	$ 866,278